Pacer S&P 500 Quality FCF Aristocrats ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 9.5%
Alphabet, Inc. - Class C	3,680	$ 1,312,472
Electronic Arts, Inc.	382	80,166
Meta Platforms, Inc. - Class A	1,891	1,052,739
Trade Desk, Inc. - Class A (a)	945	17,048
		2,462,425

Consumer Discretionary - 4.6%
AutoZone, Inc. (a)	29	87,471
Deckers Outdoor Corp. (a)	254	24,608
Domino's Pizza, Inc.	70	24,321
Hilton Worldwide Holdings, Inc.	457	146,464
Lowe's Cos., Inc.	688	142,973
Marriott International, Inc. - Class A	403	150,251
McDonald's Corp.	1,082	292,832
NVR, Inc. (a)	5	30,735
O'Reilly Automotive, Inc. (a)	1,687	150,733
Williams-Sonoma, Inc.	212	48,476
Yum! Brands, Inc.	553	84,764
		1,183,628

Consumer Staples - 5.4%
Altria Group, Inc.	5,801	396,382
Colgate-Palmolive Co.	1,491	136,128
Monster Beverage Corp. (a)	939	90,501
Philip Morris International, Inc.	4,018	766,715
		1,389,726

Energy - 0.4%
Texas Pacific Land Corp.	248	99,840

Financials - 17.5%
American Express Co.	942	316,748
Capital One Financial Corp.	1,544	322,711
Cboe Global Markets, Inc.	143	44,363
CME Group, Inc.	844	226,015
Corpay, Inc. (a)	125	47,764
FactSet Research Systems, Inc.	64	16,845
Fidelity National Information Services, Inc.	816	36,532
Intercontinental Exchange, Inc.	1,070	163,154
Jack Henry & Associates, Inc.	136	20,949
Mastercard, Inc. - Class A	2,281	1,307,241
Moody's Corp.	282	134,903
MSCI, Inc.	257	147,066
Nasdaq, Inc.	743	69,983
S&P Global, Inc.	542	223,266
Synchrony Financial	1,095	82,990
Visa, Inc. - Class A	3,748	1,372,255
		4,532,785

Health Care - 16.2%
AbbVie, Inc.	4,895	1,228,351
Amgen, Inc.	916	352,806

Bristol-Myers Squibb Co.	3,783	247,068
Cardinal Health, Inc.	454	104,434
Gilead Sciences, Inc.	2,556	332,817
IDEXX Laboratories, Inc. (a)	157	87,774
Johnson & Johnson	3,443	882,613
McKesson Corp.	240	205,486
Merck & Co., Inc.	3,111	405,052
Mettler-Toledo International, Inc. (a)	50	70,815
Regeneron Pharmaceuticals, Inc.	193	147,188
ResMed, Inc.	188	39,664
Waters Corp. (a)	116	43,768
Zoetis, Inc.	529	40,886
		4,188,722

Industrials - 3.6%
A O Smith Corp.	171	10,282
Automatic Data Processing, Inc.	1,122	298,968
Cintas Corp.	463	94,744
Comfort Systems USA, Inc.	41	70,917
Copart, Inc. (a)	1,228	35,759
Expeditors International of Washington, Inc.	209	35,089
Fastenal Co.	1,370	65,363
Illinois Tool Works, Inc.	350	100,433
Lennox International, Inc.	40	16,635
Masco Corp.	262	18,728
Paychex, Inc.	960	112,167
Rollins, Inc.	456	17,314
Verisk Analytics, Inc.	328	63,911
		940,310

Information Technology - 42.7% (b)
Accenture PLC - Class A	803	133,234
Adobe, Inc. (a)	1,112	278,456
Akamai Technologies, Inc. (a)	130	14,973
Analog Devices, Inc.	499	183,338
Apple, Inc.	4,473	1,381,754
Applied Materials, Inc.	1,013	514,270
Arista Networks, Inc. (a)	1,648	297,217
Broadcom, Inc.	3,303	1,285,792
Cadence Design System, Inc. (a)	432	146,889
Cisco Systems, Inc.	4,930	571,831
F5, Inc. (a)	63	25,362
Fair Isaac Corp. (a)	62	69,624
Fortinet, Inc. (a)	1,597	258,634
Gartner, Inc. (a)	114	17,216
GoDaddy, Inc. - Class A (a)	209	17,293
HP, Inc.	1,261	34,387
Intuit, Inc.	481	152,030
Keysight Technologies, Inc. (a)	146	46,586
KLA Corp.	2,470	451,565
Lam Research Corp.	1,977	579,301
Microchip Technology, Inc.	589	43,757
Microsoft Corp.	3,092	1,436,914
Monolithic Power Systems, Inc.	47	67,023
Motorola Solutions, Inc.	193	84,100
NetApp, Inc.	307	54,799
NVIDIA Corp.	6,358	1,276,368
Palo Alto Networks, Inc. (a)	2,023	671,292
PTC, Inc. (a)	125	17,150

QUALCOMM, Inc.	1,728		255,070
Roper Technologies, Inc.	102		39,981
salesforce.com, Inc.	1,032		189,909
ServiceNow, Inc. (a)	2,068		230,024
Skyworks Solutions, Inc.	204		12,705
Synopsys, Inc. (a)	223		86,693
Teradyne, Inc.	122		44,858
VeriSign, Inc.	115		33,352
Workday, Inc. - Class A (a)	285		45,697
			11,049,444
TOTAL COMMON STOCKS (Cost $23,191,310)			25,846,880

TOTAL INVESTMENTS - 99.9% (Cost $23,191,310)			25,846,880
Other Assets in Excess of Liabilities - 0.1%		0.00081	20,876
TOTAL NET ASSETS - 100.0%			$ 25,867,756

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer S&P 500 Quality FCF Aristocrats ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 25,846,880	$ –	$ –	$ 25,846,880
Total Investments	$ 25,846,880	$ –	$ –	$ 25,846,880

Refer to the Schedule of Investments for further disaggregation of investment categories.